First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments
March 31, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 42.0%
	Angola – 0.7%
500,000	Angolan Government International Bond (USD) (b)	9.38%	05/08/48	$541,950
	Argentina – 1.2%
17,200,000	Argentina POM Politica Monetaria, ARLLMONP (ARS) (c)	66.27%	06/21/20	445,905
340,000	Argentine Republic Government International Bond (USD)	5.63%	01/26/22	293,930
266,387	Argentine Republic Government International Bond (USD)	8.28%	12/31/33	216,773
				956,608
	Bahrain – 0.4%
270,000	Bahrain Government International Bond (USD)	7.00%	01/26/26	291,276
	Brazil – 4.3%
7,330,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/21	1,957,274
5,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	1,362,399
				3,319,673
	Costa Rica – 0.7%
260,000	Costa Rica Government International Bond (USD)	4.25%	01/26/23	247,003
270,000	Costa Rica Government International Bond (USD)	7.16%	03/12/45	261,562
				508,565
	Dominican Republic – 0.3%
235,000	Dominican Republic International Bond (USD)	5.50%	01/27/25	242,346
	Ecuador – 1.5%
750,000	Ecuador Government International Bond (USD) (b)	8.75%	06/02/23	788,438
337,000	Ecuador Government International Bond (USD) (b)	10.75%	01/31/29	372,469
				1,160,907
	Egypt – 1.6%
200,000	Egypt Government International Bond (USD) (b)	7.60%	03/01/29	205,793
540,000	Egypt Government International Bond (USD) (b)	7.90%	02/21/48	525,242
9,150,000	Egypt Treasury Bills (EGP)	(d)	08/20/19	499,708
				1,230,743
	El Salvador – 1.0%
350,000	El Salvador Government International Bond (USD)	5.88%	01/30/25	341,253
435,000	El Salvador Government International Bond (USD)	7.65%	06/15/35	454,036
				795,289
	Ghana – 1.6%
560,000	Ghana Government International Bond (USD)	8.13%	01/18/26	576,100
270,000	Ghana Government International Bond (USD) (b)	7.63%	05/16/29	264,580
2,150,000	Republic of Ghana Government Bond (GHS)	21.50%	03/09/20	422,457
				1,263,137
	Indonesia – 1.8%
7,500,000,000	Indonesia Treasury Bond (IDR)	5.63%	05/15/23	501,078
11,800,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	852,649
				1,353,727
	Iraq – 1.0%
200,000	Iraq International Bond (USD) (b)	6.75%	03/09/23	203,185
610,000	Iraq International Bond (USD)	5.80%	01/15/28	587,254
				790,439

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Kenya – 0.3%
200,000	Kenya Government International Bond (USD)	6.88%	06/24/24	$205,802
	Malaysia – 1.5%
4,700,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	1,157,654
	Mexico – 2.8%
23,300,000	Mexican Bonos (MXN)	8.00%	06/11/20	1,204,898
4,000,000	Mexican Bonos (MXN)	6.50%	06/09/22	198,662
16,000,000	Mexican Bonos (MXN)	5.75%	03/05/26	728,951
				2,132,511
	Nigeria – 1.9%
414,000,000	Nigeria Government Bond (NGN)	12.50%	01/22/26	1,061,836
200,000	Nigeria Government International Bond (USD) (b)	7.88%	02/16/32	208,360
200,000	Nigeria Government International Bond (USD) (b)	7.63%	11/28/47	195,095
				1,465,291
	Oman – 0.3%
270,000	Oman Government International Bond (USD) (b)	6.75%	01/17/48	240,550
	Peru – 2.5%
5,590,000	Peruvian Government International Bond (PEN)	6.90%	08/12/37	1,893,072
	Poland – 3.4%
6,100,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	1,720,358
3,400,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	875,061
				2,595,419
	Russia – 4.2%
178,700,000	Russian Federal Bond - OFZ (RUB)	7.05%	01/19/28	2,542,012
33,000,000	Russian Federal Bond - OFZ (RUB)	7.70%	03/23/33	478,541
200,000	Russian Foreign Bond - Eurobond (USD)	5.88%	09/16/43	223,868
				3,244,421
	Rwanda – 0.7%
200,000	Rwanda International Government Bond (USD) (b)	6.63%	05/02/23	206,331
300,000	Rwanda International Government Bond (USD)	6.63%	05/02/23	309,496
				515,827
	Saudi Arabia – 0.4%
270,000	Saudi Government International Bond (USD) (b)	4.38%	04/16/29	281,847
	South Africa – 3.1%
20,700,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	1,583,695
820,000	Republic of South Africa Government International Bond (USD)	4.88%	04/14/26	814,322
				2,398,017
	Suriname – 0.4%
270,000	Suriname Government International Bond (USD) (b)	9.25%	10/26/26	266,355
	Tanzania – 0.1%
66,669	Tanzania Government International Bond, 6 Mo. LIBOR + 6.00% (USD) (c)	8.69%	03/09/20	68,039
	Turkey – 3.5%
17,200,000	Turkey Government Bond (TRY)	8.80%	09/27/23	1,995,947

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Turkey (Continued)
5,800,000	Turkey Government Bond (TRY)	10.50%	08/11/27	$678,253
				2,674,200
	Ukraine – 0.8%
500,000	Ukraine Government International Bond (USD) (b)	7.75%	09/01/24	482,856
188,000	Ukraine Government International Bond (USD) (b) (e)	(d)	05/31/40	120,441
				603,297
	Total Foreign Sovereign Bonds and Notes			32,196,962
	(Cost $32,683,053)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) – 16.1%
	Argentina – 0.2%
200,000	Genneia S.A. (USD) (b)	8.75%	01/20/22	182,000
	Bahrain – 0.4%
240,000	Oil and Gas Holding Co. BSCC (The) (USD) (b)	8.38%	11/07/28	269,184
	Barbados – 0.4%
250,000	Sagicor Finance 2015 Ltd. (USD) (b)	8.88%	08/11/22	265,313
	Brazil – 2.8%
280,000	CSN Resources S.A. (USD) (b)	7.63%	02/13/23	281,400
330,000	GTL Trade Finance, Inc. (USD)	7.25%	04/16/44	371,217
350,000	OAS Finance Ltd. (USD) (e) (g) (h) (i)	8.88%	(j)	2,625
200,000	OAS Investments GmbH (USD) (g) (h) (i)	8.25%	10/19/19	1,500
207,000	Odebrecht Drilling Norbe VIII/IX Ltd. (USD)	6.35%	12/01/21	204,671
650,000	Petrobras Global Finance BV (USD)	8.75%	05/23/26	770,250
551,000	Petrobras Global Finance BV (USD)	6.90%	03/19/49	546,262
				2,177,925
	China – 0.3%
200,000	Yingde Gases Investment Ltd. (USD) (b)	6.25%	01/19/23	202,136
	Colombia – 0.2%
162,000	Banco GNB Sudameris S.A. (USD) (b) (e)	6.50%	04/03/27	166,862
	Congo – 0.4%
260,000	HTA Group Ltd. (USD)	9.13%	03/08/22	272,066
	Dominican Republic – 1.0%
720,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad Itabo (USD) (b)	7.95%	05/11/26	767,700
	Ecuador – 0.3%
200,000	International Airport Finance S.A. (USD) (b)	12.00%	03/15/33	214,200
	Georgia – 0.7%
200,000	Bank of Georgia JSC (USD) (b)	6.00%	07/26/23	200,763
350,000	Georgian Oil and Gas Corp. JSC (USD) (b)	6.75%	04/26/21	360,946
				561,709
	Guatemala – 0.5%
400,000	Comunicaciones Celulares S.A. Via Comcel Trust (USD) (b)	6.88%	02/06/24	416,750
	Honduras – 0.4%
280,000	Inversiones Atlantida S.A. (USD) (b)	8.25%	07/28/22	285,950

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) (Continued)
	India – 0.3%
275,000	Vedanta Resources PLC (USD) (b)	6.13%	08/09/24	$251,885
	Indonesia – 0.3%
200,000	Medco Platinum Road Pte Ltd. (USD) (b)	6.75%	01/30/25	195,109
	Jamaica – 0.2%
130,000	Digicel Group One Ltd. (USD) (b)	8.25%	12/30/22	79,950
240,000	Digicel Group Two Ltd. (USD) (b)	8.25%	09/30/22	82,200
				162,150
	Kazakhstan – 1.0%
480,000	KazMunayGas National Co. JSC (USD)	4.75%	04/19/27	493,363
308,000	Tengizchevroil Finance Co. International Ltd. (USD) (b)	4.00%	08/15/26	301,181
				794,544
	Mexico – 1.3%
270,000	BBVA Bancomer S.A. (USD) (e)	5.13%	01/18/33	249,277
4,800,000	Petroleos Mexicanos (MXN)	7.19%	09/12/24	208,344
270,000	Sixsigma Networks Mexico SA de CV (USD) (b)	7.50%	05/02/25	264,465
279,000	Unifin Financiera SAB de CV SOFOM ENR (USD) (b) (e)	8.88%	(j)	243,430
				965,516
	Nigeria – 1.1%
290,000	IHS Netherlands Holdco BV (USD) (b)	9.50%	10/27/21	300,642
290,000	SEPLAT Petroleum Development Co., PLC (USD) (b)	9.25%	04/01/23	299,425
270,000	United Bank for Africa PLC (USD) (b)	7.75%	06/08/22	276,307
				876,374
	Oman – 0.4%
325,000	Oztel Holdings SPC Ltd. (USD) (b)	6.63%	04/24/28	317,809
	Russia – 1.2%
394,000	Evraz Group S.A. (USD) (b)	5.38%	03/20/23	399,713
290,000	Gazprom OAO Via Gaz Capital S.A. (USD)	4.95%	03/23/27	290,869
200,000	GTH Finance BV (USD) (b)	7.25%	04/26/23	213,708
				904,290
	South Africa – 0.3%
250,000	Liquid Telecommunications Financing PLC (USD)	8.50%	07/13/22	258,005
	Turkey – 0.6%
288,000	Turkiye Vakiflar Bankasi TAO (USD)	6.00%	11/01/22	250,929
230,000	Yapi ve Kredi Bankasi AS (USD) (b) (e)	13.88%	(j)	231,345
				482,274
	Ukraine – 1.5%
280,000	Metinvest BV (USD) (b)	8.50%	04/23/26	275,904
322,000	MHP Lux S.A. (USD) (b)	6.95%	04/03/26	304,020
7,250,000	Ukreximbank Via Biz Finance PLC (UAH)	16.50%	03/02/21	245,201
280,000	Ukreximbank Via Biz Finance PLC (USD)	9.63%	04/27/22	283,224
				1,108,349

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) (Continued)
	Zambia – 0.3%
260,000	First Quantum Minerals Ltd. (USD)	7.50%	04/01/25	$249,925
	Total Foreign Corporate Bonds and Notes			12,348,025
	(Cost $12,781,299)

Shares	Description	Value
COMMON STOCKS (a) – 46.4%
	Brazil – 5.0%
103,750	Ambev S.A.	445,966
122,567	Banco Bradesco S.A., ADR	1,337,206
42,377	BRF S.A. (k)	243,741
40,051	Lojas Renner S.A.	445,380
58,762	Multiplan Empreendimentos Imobiliarios S.A.	350,740
26,300	Petroleo Brasileiro S.A. (Preference Shares)	186,938
64,053	Vale S.A., ADR	836,532
		3,846,503
	Chile – 0.8%
10,859	Banco Santander Chile S.A., ADR	323,055
40,482	SACI Falabella	301,010
		624,065
	China – 13.7%
5,862	58.com, Inc., ADR (k)	385,016
5,798	Autohome, Inc., ADR (k)	609,486
58,893	China International Travel Service Corp., Ltd., Class A	614,151
54,000	China Mobile Ltd.	550,322
188,000	China Resources Land Ltd.	843,012
101,800	Hangzhou Hikvision Digital Technology Co., Ltd., Class A	531,253
11,107	Huazhu Group Ltd., ADR	468,049
8,184	Kweichow Moutai Co., Ltd., Class A	1,040,007
60,000	Midea Group Co., Ltd., Class A	435,076
115,000	Ping An Insurance Group Co. of China Ltd., Class H	1,287,715
58,400	Shanghai International Airport Co., Ltd., Class A	540,097
14,400	Sunny Optical Technology Group Co., Ltd.	171,976
48,000	Tencent Holdings Ltd.	2,207,403
23,500	Wuxi Biologics Cayman, Inc. (b) (k)	228,565
14,115	Yum China Holdings, Inc.	633,905
		10,546,033
	Hong Kong – 2.6%
98,600	AIA Group Ltd.	981,610
129,000	Hang Lung Group Ltd.	414,117
17,134	Hong Kong Exchanges & Clearing Ltd.	597,184
		1,992,911
	India – 6.3%
42,998	Grasim Industries Ltd.	532,517
6,137	Hero MotoCorp Ltd.	226,181
16,701	Hindustan Unilever Ltd.	411,480
44,583	Housing Development Finance Corp., Ltd.	1,266,698
166,060	ITC Ltd.	712,542
33,445	Kotak Mahindra Bank Ltd.	644,278
23,960	Tata Consultancy Services Ltd.	692,306

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	India (Continued)
5,428	UltraTech Cement Ltd.	$313,288
		4,799,290
	Indonesia – 2.4%
1,324,900	Astra International Tbk PT	681,523
355,800	Bank Central Asia Tbk PT	693,360
337,600	Bank Rakyat Indonesia Persero Tbk PT	97,677
246,300	Indocement Tunggal Prakarsa Tbk PT	378,790
		1,851,350
	Luxembourg – 0.4%
12,100	Tenaris S.A., ADR	341,825
	Malaysia – 0.6%
80,600	Public Bank Bhd	457,243
	Mexico – 2.3%
7,300	Fomento Economico Mexicano, S.A.B. de C.V., ADR	673,644
10,300	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR	464,427
114,538	Grupo Financiero Banorte, S.A.B. de C.V., Class O	622,250
		1,760,321
	Philippines – 1.4%
957,900	Ayala Land, Inc.	819,077
160,899	Bank of the Philippine Islands	258,002
		1,077,079
	Poland – 0.3%
8,328	Bank Polska Kasa Opieki S.A.	238,600
	Russia – 1.2%
10,013	Lukoil PJSC, ADR	895,262
	South Africa – 1.7%
33,910	Massmart Holdings Ltd.	186,839
57,500	MTN Group Ltd.	353,160
2,560	Naspers Ltd., Class N	591,200
34,391	Truworths International Ltd.	165,391
		1,296,590
	South Korea – 3.6%
673	Amorepacific Corp.	63,440
1,936	LG Chem Ltd.	624,241
2,506	NAVER Corp.	273,759
56,170	Samsung Electronics Co., Ltd. (Preference Shares)	1,793,818
		2,755,258
	Taiwan – 2.4%
228,954	Taiwan Semiconductor Manufacturing Co., Ltd.	1,823,728
	Thailand – 1.2%
47,600	Siam Cement (The) PCL (l)	722,962
53,000	Siam Commercial Bank (The) PCL (l)	220,451
		943,413

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Turkey – 0.5%
26,944	BIM Birlesik Magazalar A.S.	$368,242
	Total Common Stocks	35,617,713
	(Cost $28,941,097)
	Total Investments – 104.5%	80,162,700
	(Cost $74,405,449) (m)
	Outstanding Loan – (7.6)%	(5,800,000)
	Net Other Assets and Liabilities – 3.1%	2,353,793
	Net Assets – 100.0%	$76,716,493

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 3/31/2019	Sale Value as of 3/31/2019	Unrealized Appreciation/ (Depreciation)
04/11/19	CIT	MXN	15,409,000	USD	793,121	$ 792,250	$ 793,121	$ (871)
04/11/19	CIT	ZAR	10,508,000	USD	738,765	727,172	738,765	(11,593)
05/23/19	BAR	USD	393,617	BRL	1,480,000	393,617	376,517	17,100
04/11/19	BAR	USD	775,948	MXN	15,409,000	775,948	792,250	(16,302)
05/23/19	UBS	USD	921,677	RUB	60,545,000	921,677	915,058	6,619
04/11/19	UBS	USD	1,130,989	ZAR	16,163,000	1,130,989	1,118,508	12,481
Net Unrealized Appreciation (Depreciation)								$7,434

Counterparty Abbreviations
BAR	Barclays Bank
CIT	Citibank, NA
UBS	UBS

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Aberdeen Standard Investments Inc. (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2019, securities noted as such amounted to $12,782,354 or 16.7% of net assets.
(c)	Floating rate security.
(d)	Zero coupon bond.
(e)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(f)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by the Sub-Advisor.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(i)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(j)	Perpetual maturity.
(k)	Non-income producing security.
(l)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2019, securities noted as such are valued at $943,413 or 1.2% of net assets.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,394,311 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,629,626. The net unrealized appreciation was $5,764,685. The amounts presented are inclusive of derivative contracts.

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
ADR	American Depositary Receipt
ARLLMONP	Argentina Blended Historical Policy Rate
LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows:
ASSETS TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 32,196,962	$ —	$ 32,196,962	$ —
Foreign Corporate Bonds and Notes*	12,348,025	—	12,348,025	—
Common Stocks:
Thailand	943,413	—	943,413	—
Other Country Categories*	34,674,300	34,674,300	—	—
Total Investments	$ 80,162,700	$ 34,674,300	$ 45,488,400	$—
Forward Foreign Currency Contracts	36,200	—	36,200	—
Total	$ 80,198,900	$ 34,674,300	$ 45,524,600	$—
LIABILITIES TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (28,766)	$ —	$ (28,766)	$ —

*	See Portfolio of Investments for country breakout.

Restricted Securities
As of March 31, 2019, the Fund held restricted securities as shown in the following table that Aberdeen Standard Investment Inc. has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	04/18/13	$350,000	$0.75	$350,000	$2,625	0.00%
OAS Investments GmbH, 8.25%, 10/19/19	10/15/12	200,000	0.75	200,000	1,500	0.00
				$550,000	$4,125	0.00%

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Credit Quality†	% of Total Fixed-Income Investments
A+	0.6%
A	5.8
A-	12.1
BBB	10.1
BBB-	9.5
BB+	9.6
BB	9.0
BB-	8.2
B+	8.9
B	9.6
B-	9.9
CCC+	0.5
CCC-	0.2
Not Rated	6.0
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Industry Classification	% of Total Investments
Sovereigns	40.2%
Banks	8.2
Interactive Media & Services	4.3
Metals & Mining	3.3
Real Estate Management & Development	3.0
Insurance	2.8
Beverages	2.7
Integrated Oils	2.5
Wireless Telecommunication Services	2.5
Construction Materials	2.4
Semiconductors & Semiconductor Equipment	2.3
Technology Hardware, Storage & Peripherals	2.2
Hotels, Restaurants & Leisure	2.1
Exploration & Production	1.7
Thrifts & Mortgage Finance	1.6
Oil, Gas & Consumable Fuels	1.4
Transportation Infrastructure	1.3
Automobiles	1.1
Utilities	1.0
Multiline Retail	0.9
Tobacco	0.9
Electronic Equipment, Instruments & Components	0.9
IT Services	0.9
Chemicals	0.8
Capital Markets	0.8
Internet & Direct Marketing Retail	0.7
Communications Equipment	0.7
Food & Staples Retailing	0.7
Government Development Banks	0.7
Household Durables	0.5
Household Products	0.5
Oil & Gas Services & Equipment	0.5
Pipelines	0.5
Energy Equipment & Services	0.4
Food & Beverage	0.4
Life Insurance	0.3
Software & Services	0.3
Wireline Telecommunication Services	0.3
Food Products	0.3
Commercial Finance	0.3
Life Sciences Tools & Services	0.3
Transportation & Logistics	0.3
Power Generation	0.2
Specialty Retail	0.2
Personal Products	0.1
Industrial Other	0.0*
Total	100.0%

*	Amount is less than 0.05%.

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
USD	38.2%
HKD	9.1
INR	6.0
BRL	5.8
IDR	4.0
CNY	3.9
TRY	3.8
MXN	3.7
PLN	3.5
KRW	3.4
ZAR	3.1
RUB	2.6
PEN	2.4
TWD	2.3
MYR	2.0
PHP	1.3
NGN	1.3
THB	1.2
EGP	0.6
ARS	0.6
GHS	0.5
CLP	0.4
UAH	0.3
Total	100.0%

Currency Abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EGP	Egyptian Pound
GHS	Ghanaian Cedis
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand

†	The weightings include the impact of currency forwards.